Vessels Under Construction - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($) windTurbineInstallationVessel	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Vessels under construction	$ 111.0	$ 36.1
Number of next-generation offshore wind turbine installation vessels | windTurbineInstallationVessel	2
Wind Turbine Installation Vessel
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	$ 654.7